Revised Financial Statements	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Revised Financial Statements
Revised Financial Statements
During the first quarter of 2015, the Company identified an error that would have had the net effect of decreasing after-tax income by $7.5 million, related to an unasserted multiemployer pension plan withdrawal liability that should have been recorded by the Company in the fourth quarter of 2012. The Company became aware of a potential withdrawal liability during the first quarter of 2015 and followed the Company's standard procedure of engaging outside experts to determine the amount of potential liability. Based on these procedures, the Company determined it had triggered a partial withdrawal during the fourth quarter of 2012 due to a decrease in hours worked by the Company's employees who participate in the plan and that such amount should have been accrued in that period. The Company assessed the individual and aggregate impact of this error on the current year and all prior periods and determined that the cumulative effect of this error was material to both the first quarter and expected full-year 2015 results, but did not result in a material misstatement to any previously issued annual or quarterly financial statements. Accordingly, the Company is revising the relevant financial statements for all applicable periods and will revise additional financial statements as they appear in future filings.

As previously disclosed, during 2014, the Company recored out-of-period adjustments, that had the effect of decreasing after-tax income by $3.5 million for the year ended December 31, 2014, primarily related to the Company's Brazilian labor claims reserve. Also, during 2013, the Company recorded non-cash out-of-period adjustments that had the effect of increasing after- tax income by $3.0 million for the year ended December 31, 2013. In connection with the revision, the Company corrected these adjustments and all other previously identified immaterial out-of-period adjustments, including tax adjustments.

The impact of revising the Company’s Condensed Consolidated Balance Sheets, Condensed Statements of Operations and Condensed Consolidated Statements of Cash Flows for all period presented are as follows:

	December 31, 2014
(In thousands)	As Previously Reported	Revision	As Revised
ASSETS
Inventories	$177,265	$1,657	$178,922
Total current assets	681,822	1,657	683,479
Other assets	155,551	3,769	159,320
Total assets	2,263,801	5,426	2,269,227

LIABILITIES
Other liabilities	$25,849	$11,850	$37,699
Total liabilities	1,905,467	11,850	1,917,317

HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Accumulated other comprehensive loss	$(532,491)	$235	$(532,256)
Retained earnings	1,290,208	(6,659)	1,283,549
Total Harsco Corporation stockholders’ equity	314,012	(6,424)	307,588
Total equity	358,334	(6,424)	351,910
Total liabilities and equity	2,263,801	5,426	2,269,227

	December 31, 2013
(In thousands)	As Previously Reported	Revision	As Revised
ASSETS
Trade accounts receivable, net	$353,181	$(551)	$352,630
Other receivables	46,470	(497)	45,973
Inventories	155,689	860	156,549
Total current assets	838,755	(188)	838,567
Property, plant and equipment, net	711,346	(881)	710,465
Other assets	108,265	5,838	114,103
Total assets	2,441,748	4,769	2,446,517

LIABILITIES
Accounts payable	$181,410	$515	$181,925
Income taxes payable	7,199	(1,127)	6,072
Other current liabilities	129,739	2,811	132,550
Total current liabilities	606,769	2,199	608,968
Other liabilities	42,526	11,850	54,376
Total liabilities	1,834,913	14,049	1,848,962

HARSCO CORPORATION STOCKHOLDERS’ EQUITY
Retained earnings	$1,381,321	$(9,280)	$1,372,041
Total Harsco Corporation stockholders’ equity	563,742	(9,280)	554,462
Total equity	606,835	(9,280)	597,555
Total liabilities and equity	2,441,748	4,769	2,446,517

	Year Ended
	December 31, 2014
(In thousands, except per share amounts)	As Previously Reported	Revision	As Revised
Revenues from continuing operations:
Service revenues	$1,365,696	$550	$1,366,246
Total revenues	2,065,738	550	2,066,288

Costs and expenses from continuing operations:
Cost of services sold	$1,151,842	$(2,482)	$1,149,360
Cost of products sold	494,944	(434)	494,510
Selling, general and administrative expenses	285,252	(515)	284,737
Research and development expenses	6,348	(881)	5,467
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	6,057	(954)	5,103
Total costs and expenses	2,002,267	(5,266)	1,997,001

Operating income from continuing operations	$63,471	$5,816	$69,287
Income from continuing operations before income taxes and equity loss	8,322	5,816	14,138
Income tax expense	(27,171)	(3,195)	(30,366)
Loss from continuing operations	(20,407)	2,621	(17,786)
Net loss	(20,297)	2,621	(17,676)
Net loss attributable to Harsco Corporation	(24,792)	2,621	(22,171)

Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	$(24,902)	$2,621	$(22,281)
Net loss attributable to Harsco Corporation common stockholders	(24,792)	2,621	(22,171)

Basic loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(0.31)	$0.03	$(0.28)
Basic loss per share attributable to Harsco Corporation common stockholders	(0.31)	0.03	(0.27)	(a)

Diluted loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(0.31)	$0.03	$(0.28)
Diluted loss per share attributable to Harsco Corporation common stockholders	(0.31)	0.03	(0.27)	(a)
(a) Does not total due to rounding.

	Year Ended
	December 31, 2013
(In thousands, except per share amounts)	As Previously Reported	Revision	As Revised
Revenues from continuing operations:
Service revenues	$2,229,966	$(550)	$2,229,416
Total revenues	2,896,520	(550)	2,895,970

Costs and expenses from continuing operations:
Cost of services sold	$1,766,730	$4,348	$1,771,078
Cost of products sold	467,485	331	467,816
Selling, general and administrative expenses	481,052	1,065	482,117
Research and development expenses	9,570	596	10,166
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	291,372	954	292,326
Total costs and expenses	3,031,319	7,294	3,038,613

Operating loss from continuing operations	$(134,799)	$(7,844)	$(142,643)
Loss from continuing operations before income taxes and equity income	(183,332)	(7,844)	(191,176)
Income tax expense	(34,912)	2,937	(31,975)
Loss from continuing operations	(216,696)	(4,907)	(221,603)
Net loss	(218,188)	(4,907)	(223,095)
Net loss attributable to Harsco Corporation	(227,941)	(4,907)	(232,848)

Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	$(226,449)	$(4,907)	$(231,356)
Net loss attributable to Harsco Corporation common stockholders	(227,941)	(4,907)	(232,848)

Basic loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(2.80)	$(0.06)	$(2.86)
Basic loss per share attributable to Harsco Corporation common stockholders	(2.82)	(0.06)	(2.88)

Diluted loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(2.80)	$(0.06)	$(2.86)
Diluted loss per share attributable to Harsco Corporation common stockholders	(2.82)	(0.06)	(2.88)

	Year Ended
	December 31, 2012
(In thousands, except per share amounts)	As Previously Reported	Revision	As Revised
Costs and expenses from continuing operations:
Cost of services sold	$1,861,732	$(352)	$1,861,380
Cost of products sold	487,784	(1,630)	486,154
Selling, general and administrative expenses	503,339	(550)	502,789
Research and development expenses	9,139	285	9,424
Other expenses	93,776	11,016	104,792
Total costs and expenses	3,220,808	8,769	3,229,577

Operating loss from continuing operations	$(174,790)	$(8,769)	$(183,559)
Loss from continuing operations before income taxes and equity income	(218,495)	(8,769)	(227,264)
Income tax expense	(35,251)	3,573	(31,678)
Loss from continuing operations	(253,182)	(5,196)	(258,378)
Net loss	(254,101)	(5,196)	(259,297)
Net loss attributable to Harsco Corporation	(254,612)	(5,196)	(259,808)

Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	$(253,693)	$(5,196)	$(258,889)
Net loss attributable to Harsco Corporation common stockholders	(254,612)	(5,196)	(259,808)

Basic loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(3.15)	$(0.06)	$(3.21)
Basic loss per share attributable to Harsco Corporation common stockholders	(3.16)	(0.06)	(3.22)

Diluted loss per common share attributable to Harsco Corporation common stockholders:
Continuing operations	$(3.15)	$(0.06)	$(3.21)
Diluted loss per share attributable to Harsco Corporation common stockholders	(3.16)	(0.06)	(3.22)

	Year Ended
	December 31, 2014
(In thousands)	As Previously Reported	Revision	As Revised
Net cash provided (used) by:
Operating activities	$225,846	$881	$226,727
Investing activities	(228,680)	(881)	(229,561)

	Year Ended
	December 31, 2013
(In thousands)	As Previously Reported	Revision	As Revised
Net cash provided by:
Operating activities	$188,255	$(596)	$187,659
Investing activities	62,685	596	63,281

	Year Ended
	December 31, 2012
(In thousands)	As Previously Reported	Revision	As Revised
Net cash provided (used) by:
Operating activities	$198,879	$(285)	$198,594
Investing activities	(219,268)	285	(218,983)

As of December 31, 2014, the cumulative impact of this revision was a $6.7 million reduction in retained earnings. The diluted loss per share from continuing operations decrease for the year ended December 31, 2014 was $0.03. The diluted loss per share from continuing operations increase for the years ended December 31, 2013 and 2012 was $0.06 for both periods.